Note 7 - Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of research and development expense [text block]
			Thirteen- months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017
				(Unaudited)	(Unaudited)
	$	$	$	$	$

Research and development expenses
Supplies and incremental costs	-	7	-	-	-
Shared service agreement	-	20	60	1	59
Total	-	27	60	1	59

General and administrative expenses
Supplies and incremental costs	211	239	293	16	277
Shared service agreement	34	121	325	25	300
Total	245	360	618	41	577
Total related parties expenses	245	387	678	42	636

Disclosure of information about key management personnel [text block]
			Thirteen- months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017
				(Unaudited)	(Unaudited)
	$	$	$	$	$

Compensation	1,641	1,754	1,510	146	1,364
Share-based compensation costs	940	826	619	78	541
Total key management personnel compensation	2,581	2,580	2,129	224	1,905